Related parties (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Key Management Personnel Compensation [Abstract]
Key management personnel compensation, other long-term employee benefits	₨ 0	₨ 79